Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates Used in Preparing LakeShore Group’s CFS (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
United States of America, Dollars [Member]
Schedule of Currency Exchange Rates Used in Preparing LakeShore Group’s CFS [Line Items]
Currency exchange rates as of Balance Sheet	7.1782	7.095
Currency exchange rates, Profit/Loss	7.1366	6.9834	6.61
Singapore, Dollars [Member]
Schedule of Currency Exchange Rates Used in Preparing LakeShore Group’s CFS [Line Items]
Currency exchange rates as of Balance Sheet	5.3631	5.2762
Currency exchange rates, Profit/Loss	5.3197	5.2261	4.9346
Philippines, Pesos [Member]
Schedule of Currency Exchange Rates Used in Preparing LakeShore Group’s CFS [Line Items]
Currency exchange rates as of Balance Sheet	0.1268	0.1286
Currency exchange rates, Profit/Loss	0.1277	0.1275